Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 1,381,406	$ 1,056,236
Accounts receivable, net	3,752,549	3,517,632
Other receivables-bank acceptance notes	915,166	471,166
Advances to suppliers	263,317	388,110
Other receivables	13,790	12,344
Inventories, net	1,331,765	1,217,045
Total current assets	7,657,993	6,662,533
Non-current Assets
Property and equipment, net	3,668,375	3,335,187
Other assets	2,534,056
Deferred offering costs		715,771
Total non-current assets	6,202,431	4,050,958
Total Assets	13,860,424	10,713,491
Current Liabilities
Short-term loans	1,403,154	282,378
Accounts payable	1,263,472	1,053,215
Advances from customers	289,287	401,935
Other liabilities	959,170	1,041,910
Total current liabilities	4,152,383	3,019,747
Non-current Liabilities
Deferred tax liabilities, net	224,583	246,893
Total non-current liabilities	224,583	246,893
Total liabilities	4,376,966	3,266,640
Commitments and contingencies
Shareholders’ Equity:
Ordinary shares (Par value US$0.00001 per share, 5,000,000,000 shares authorized, 6,207,500 and 5,000,000 shares issued and outstanding as of June 30, 2024 and December 31, 2023, respectively)	62	50
Additional paid-in capital	3,212,145	897,308
Statutory reserves	465,572	465,572
Retained earnings	6,200,451	6,466,293
Accumulated other comprehensive loss	(394,772)	(382,372)
Total shareholders’ equity	9,483,458	7,446,851
Total Liabilities and Shareholders’ Equity	13,860,424	10,713,491
Related Parties
Current Liabilities
Amounts due to related parties	$ 237,300	$ 240,309